Subsequent Events (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 02, 2019	Aug. 16, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Proceeds from issuance of common stock				$ 1,710,000
Private Placement [Member]
Number of shares issued		3,333,964	2,468,963
Purchase price per share		$ 0.45	$ 0.29	$ 0.29
Private Placement [Member] | Dale Okuno [Member]
Investments amount			$ 250,000	$ 250,000
Subsequent Event [Member] | Private Placement [Member]
Proceeds from issuance of common stock	$ 830,000
Number of shares issued	2,862,068
Purchase price per share	$ 0.29
Proceeds from private placement after deducting forgoing fees and other offering expenses	$ 829,000
Subsequent Event [Member] | Private Placement [Member] | Tom Y. Lee [Member]
Investments amount	290,000
Subsequent Event [Member] | Private Placement [Member] | Dale Okuno [Member]
Investments amount	$ 250,000